Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Dates
31-Aug-2024
Actual/360 Days
32
30/360 Days
30
16-Sep-2024
15-Sep-2024
Collection Period No.
8
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Aug-2024
12-Sep-2024
13-Sep-2024
16-Sep-2024
15-Aug-2024
15-Aug-2024
Summary
Beginning
Balance
0.00
219,957,892.53
219,957,892.54
476,600,000.00
98,010,000.00
Principal
Payment
0.00
19,683,172.85
19,683,172.86
0.00
0.00
Ending
Balance
0.00
200,274,719.68
200,274,719.68
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
80.503774
80.503774
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.000000
0.819120
0.819120
1.000000
1.000000
1,014,525,785.07
975,159,439.36
39,366,345.71
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
1,049,379,952.10
49,141,039.91
1,098,520,992.01
34,854,167.03
1,010,013,606.39
47,317,203.14
1,057,330,809.53
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
5.723530%
4.800000%
4.790000%
Interest Payment
0.00
927,489.11
1,119,053.86
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
3.793411
4.576907
4.000000
3.991667
Interest & Principal
Payment
0.00
20,610,661.96
20,802,226.72
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
84.297186
85.080682
4.000000
3.991667
$43,710,51
1.93
T
otal
$4,344,166.22

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
47,603,612.21
0.00
47,603,612.21
39,105,918.14
7,214,915.55
474,754.31
608,883.00
0.00
0.00
199,141.21
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
915,434.16
0.00
0.00
4,344,166.22
0.00
0.00
39,366,345.71
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
47,603,612.21
2,977,666.12
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
915,434.16
0.00
0.00
0.00
915,434.16
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,344,166.22
0.00
927,489.11
1,119,053.86
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
4,344,166.22
0.00
927,489.11
1,119,053.86
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,344,166.22
4,344,166.22
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
39,366,345.71
0.00
0.00
0.00
39,366,345.71
Aggregate Principal Distributabl
e
Amount
39,366,345.71
39,366,345.71
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,777.11
184,364.10
199,141.21
3,485,416.70
0.00
14,777.11
14,777.11
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Pool Statistics
Pool Data
7.86%
52.41
17.32
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
1,098,520,992.01
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,057,330,809.53
24,047
24,734
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
21,821,362.29
17,284,555.85
0.00
2,084,264.34
Pool Factor
72.45%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
24,047
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.71%
0.91%
0.28%
0.11%
100.00%
1,043,678,833.41
9,590,836.21
2,924,894.33
1,136,245.58
1,057,330,809.53
23,819
159
53
16
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.384%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
20,860.05
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.421%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,698,641.24
1,028,204.45
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
48
417
Losses
(1)
Amount
2,084,264.34
472,027.16
584,032.73
Number of Receivables
Number of Receivables
Amount
19,255,746.36
7,934,327.28
2,622,777.84
Current
Cumulative
0.596%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.145%
Prior Collection Period
1.671 % Second Prior
Collection
Period
1.486
%
Third
Prior
Collection
Period
1.384%